Note 16 - Shareholders' Equity - Non-vested Options Activity (Details) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-vested options outstanding (in shares)	593,750
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)	€ 1.53
Non-vested options granted (in shares)	165,000
Non-vested options granted, weighted average grant-date fair value (in EUR per share)	€ 1.33	€ 1.29	€ 1.67
Non-vested options vested (in shares)	(180,000)
Non-vested options vested, weighted average grant-date fair value (in EUR per share)	€ 1.56
Non-vested options forfeited (in shares)	(3,750)
Non-vested options forfeited, weighted average grant-date fair value (in EUR per share)	€ 1.29
Non-vested options outstanding (in shares)	575,000	593,750
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)	€ 1.47	€ 1.53